Other liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2025
Other liabilities and provisions
Schedule of other liabilities and provisions

	At December 31,
	2025	2024
	$’m	$’m
Other liabilities
Non-current	14	18
Provisions
Current	10	14
Non-current	21	19
	45	51

Summary of provisions

Total
provisions
$’m
At January 1, 2024	48
Provided	19
Released	(10)
Paid	(23)
Exchange	(1)
At December 31, 2024	33
Provided	7
Released	(7)
Paid	(4)
Exchange	2
At December 31, 2025	31